Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

As of December 31, 2016, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement as of December 31,
Description	2016	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$257,564	$257,564	—	$—
Available-for-sale investments	7,266	—	—	7,266

Total	$264,830	$257,564	—	$7,266

Schedule of Reconciliation of Fair Value Measurement of Available-for-Sale Investments Using Significant Unobservable Inputs on a Recurring Basis

Additional information about the reconciliation of the fair value measurement of available-for-sale investments using significant unobservable inputs (level 3) on a recurring basis are is as follows:

Balance as of December 31, 2015	$—
Purchase	12,001
Other-than-temporary loss recognized	(4,614)
Foreign exchange difference	(121)

Balance as of December 31, 2016	$7,266